UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-l5G/A

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

        Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period                                    to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

    X      Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Trust 2020-WSS
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: Not applicable

Richard Simpson, Citigroup Commercial Mortgage Securities Inc., (212) 816-5343
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

See Report of Independent Accountants on Applying Agreed-Upon Procedures, dated June 30, 2020, which was obtained by the depositor, attached as Exhibit 99.1 to this Form ABS-15G/A.

Item 2.02 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter.

Not Applicable

Explanatory Note

This Form ABS-15G/A amends the Form ABS-15G filed by Citigroup Commercial Mortgage Securities Inc. on February 19, 2020 (the “Original Filing”) and is being filed to replace the original data file (“CGCMT 2020-WSS Accounting Tape.xlsx”) with an updated data file (“CGCMT 2020-WSS Accounting Tape_June”) and a report of independent accountants on applying agreed-upon procedures. The Original Filing on Form ABS-15G is hereby replaced in its entirety by Exhibit 1 to this Form ABS-15G/A.

Exhibits.

99.1      Report of Independent Accountants on Applying Agreed-Upon Procedures, dated June 30, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: June 30, 2020

Citigroup Commercial Mortgage Securities Inc.

(Depositor)

/s/ Richard Simpson

Name:  Richard Simpson
Title:    President

CGCMT 2020-WSS - Form ABS-15G/A

EXHIBIT INDEX

Exhibit Number     Description

Exhibit 99.1            Report of Independent Accountants on Applying Agreed-Upon Procedures, dated June 30, 2020.